Issued Capital - Summary of Movements in Ordinary Share Capital (Parenthetical) (Details) - Tasly - Equity Purchase Fee $ / shares in Units, $ in Millions	9 Months Ended
Mar. 31, 2019 USD ($) $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from closing of strategic alliance | $	$ 20.0
Sale of equity price per share | $ / shares	$ 1.86
Premium percentage used to calculate equity purchase price per share	20.00%